Right-of-use assets (Tables)	6 Months Ended
Jul. 31, 2021
Right-of-use Assets
Disclosure of Right-of-Use Assets

	Land & Buildings US $000’s	Plant, furniture, fittings and motor vehicles US $000’s	Total US $000’s
For the 6 months ended 31 July 2021
Balance as at 1 February 2021	12,919	254	13,173
Additions to right-of-use-assets	2,501	13	2,514
Depreciation expense – discontinued operations	(1,199)	(19)	(1,218)
Depreciation expense – continuing operations	(9)	-	(9)
Derecognized during the period	(3,611)	-	(3,611)
Reduction due to discontinued operations	(10,547)	(251)	(10,798)
Foreign exchange movements	142	3	145
Balance at 31 July 2021	196	-	196

	Land & Buildings US $000’s	Plant, furniture, fittings and motor vehicles US $000’s	Total US $000’s
Balance as at 1 August 2020	13,873	236	14,109
Additions to right-of-use-assets	244	68	312
Depreciation charge for the period	(2,327)	(69)	(2,396)
Foreign exchange movements	1,129	19	1,148
Balance at 31 January 2021	12,919	254	13,173

Disclosure of Amounts Recognised in Profit or Loss	Amounts recognised in profit or loss
	31 July 2021 US $000’s	31 July 2020 US $000’s

Interest of lease liabilities (Note 5b)	1	-